Income Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Income Taxes [Abstract]
Schedule of components of the income tax provision from continuing operations
	Years Ended September 30,
	2020	2021	2022
Current	$160,540	$68,650	$658
Deferred	(44,477)	(488,055)	526,461
Total income tax expense (benefit)	$116,063	$(419,405)	$527,119

Schedule of reconciliations of the statutory income tax rate and the company’s effective income tax rate
	Years Ended September 30,
	2020	2021	2022
Net income (loss) before provision for income taxes	$450,361	$(3,796,645)	$(6,860,106)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	112,590	(949,161)	(1,715,027)

Expenses not deductible for tax purpose and non-taxable income	3,492	6,856	53,798
Effect of income tax rate differences in jurisdictions other than the PRC	-	123,889	362,253
Effect on valuation allowance	(19)	399,011	1,826,095
Income tax expense (benefit)	$116,063	$(419,405)	$527,119

Schedule of deferred tax asset and liability
	As of September 30,
	2021	2022
Deferred tax assets:
Tax loss carry forwards	$951,323	$1,799,474
Bad debt allowance	236	207,650
Reserve of inventory	26,757	62,932
Advertising expense	23,995	147,968
Less: valuation allowance	(416,883)	(2,172,738)
Deferred tax assets, net	$585,428	$45,286

Schedule of valuation allowance provision for deferred tax assets
	Years Ended September 30,
	2020	2021	2022
Balance as of October 1,	$11,138	$11,585	$416,883
Current year addition	(19)	399,011	1,826,095
Exchange rate effect	466	6,287	(70,240)
Balance as of September 30,	$11,585	$416,883	$2,172,738